COMMITMENTS AND CONTINGENCIES - Future minimum payments required under operating leases, severance and employment agreements and service agreements (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 517,618	$ 638,946
2018	266,591	257,591
2019	225,108	225,108
2020	15,932
thereafter
Total	$ 1,025,249	$ 1,121,645